Share-based Compensation - Schedule of Share Option Activity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 £ / shares shares	Dec. 31, 2023 £ / shares shares	Dec. 31, 2022 £ / shares shares	Dec. 31, 2024 USD ($) shares
2022 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options Issued | shares			2,569,331
Weighted average exercise price, Beginning balance		£ 0.0001
Weighted average exercise price, Ending balance			£ 0.0001
2023 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Beginning balance | shares	10,612,649
Number of share options Issued | shares	13,611,563
Number of share options Exercised | shares	0
Number of share options Cancelled/Forfeited | shares	(587,296)
Number of options, Ending balance | shares	23,636,916	10,612,649
Number of share options Vested and exercisable | shares				17,559,511
Number of share options Vested and expected to vest | shares				23,636,916
Weighted average exercise price, Beginning balance	£ 0.0001
Weighted- Average Exercise Price Issued	0.0001
Weighted- Average Exercise Price Exercised	0
Weighted- Average Exercise Price Cancelled/Forfeited	0
Weighted average exercise price, Ending balance	0.0001	£ 0.0001
Weighted- Average Exercise Price Vested and exercisable	0.0001
Weighted- Average Exercise Price Vested and expected to vest	£ 0.0001
Weighted- Average Remaining Contractual life Outstanding	6 years 1 month 6 days
Weighted- Average Remaining Contractual life Vested and exercisable	4 years 8 months 12 days
Weighted- Average Remaining Contractual life Vested and expected to vest	6 years 1 month 6 days
Aggregate Intrinsic Value Outstanding | $				$ 3.8
Aggregate Intrinsic Value Vested and expected to vest | $				$ 3.8